Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheet	The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2022.
	December 31, 2023	December 31, 2022
ASSETS
Cash and cash equivalents	$150,071	$4,110,216
Short-term investment	5,241,677	-
Other current assets	143,208	-
Due from subsidiaries	7,948,307	9,423,617
Investment in subsidiaries, VIE and VIE’s subsidiaries	5,756,419	16,906,213
Total Assets	$19,239,682	$30,440,046

LIABILITIES AND EQUITY
Total Liabilities	$-	$-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.001 per share, 450,000,000 shares authorized; 2,054,943* and 2,053,143* shares issued and outstanding at December 31, 2023 and 2022, respectively)	2,056	2,054
Class B Ordinary Share (par value $0.001 per share, 50,000,000 shares authorized; 549,772* and 549,772* shares issued and outstanding at December 31, 2023 and 2022, respectively)	550	550
Additional paid-in capital	25,133,933	24,998,388
Retained earnings (accumulated deficit)	(5,896,857)	5,439,054
Accumulated comprehensive income	-	-
Total Shareholders’ Equity	19,239,682	30,440,046
Total Liabilities and Shareholders’ Equity	$19,239,682	$30,440,046
*:	Retrospectively restated for the effect of share consolidation (see Note 17)

Schedule of Parent Company Statements of Operations and Comprehensive (Loss) Income
	For the Years Ended December 31,
	2023	2022	2021
Equity in (loss) gain of subsidiaries	$(11,440,721)	$(2,919,423)	$266,775
General and administrative expenses	(82,620)	(23,193)	(32,273)
Interest income	187,430	1,725	4,163
Net (Loss) Income	$(11,335,911)	(2,940,891)	238,665

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended December 31,
	2023	2022	2021
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$(193,778)	$139,309	$3,737

Cash Flows from Investing Activities:
Investments in short-term investments	(5,241,677)	-	-
Loans repaid from (made to) VIE and its subsidiaries	1,475,310	(1,638,455)	(3,400,000)
Net Cash Used in Investing Activities	(3,766,367)	(1,638,455)	(3,400,000)

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with direct offering, net off issuance cost	-	1,850,744	-
Net Cash Provided by Financing Activities	-	1,850,744	-

Net increase (decrease) in cash and cash equivalents	(3,960,145)	351,598	(3,396,263)
Cash and cash equivalents at beginning of year	4,110,216	3,758,618	7,154,881
Cash and cash equivalents at end of year	$150,071	$4,110,216	$3,758,618